Other Receivables And Prepaid Expenses	12 Months Ended
Dec. 31, 2019
Prepaid Expense and Other Assets [Abstract]
Other Receivables And Prepaid Expenses	OTHER RECEIVABLES AND PREPAID EXPENSES

The following table presents the components of other receivables and prepaid expenses as of December 31, 2019 and 2018.

	December 31,
	2019	2018
Prepaid expenses	$45,545	$66,137
Government institutions	62,398	80,928
Derivative instruments	23,886	22,549
Cross-currency interest rate swap	6,183	1,543
Right to use land and buildings	5,602	6,183
Other	17,114	21,808
	$160,728	$199,148